UNAUDITED CONDENSED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)	Therapeutics Acquisition Corp. Class A common shares Common Shares	Therapeutics Acquisition Corp. Class B common stock Common Shares	Therapeutics Acquisition Corp. Additional Paid-in Capital	Therapeutics Acquisition Corp. Accumulated Deficit	Therapeutics Acquisition Corp.	Accumulated Deficit	Total
Beginning balance at Apr. 14, 2020	$ 0
Changes in Stockholders' Equity
Shares subject to possible redemption (In shares)	(12,704,007)
Shares subject to possible redemption	$ (1,270)		$ (127,038,800)		$ (127,040,070)
Net loss	0			$ (311,513)	(311,513)
Ending balance at Dec. 31, 2020	$ 134	$ 339	5,311,049	(311,513)	5,000,009
Ending balance (in shares) at Dec. 31, 2020	1,337,393	3,392,500
Changes in Stockholders' Equity
Shares subject to possible redemption (In shares)	139,904
Shares subject to possible redemption	$ 14		1,399,026		1,399,040
Net loss	0			(1,399,040)	(1,399,040)	$ (5,784,421)	$ (5,784,421)
Ending balance at Mar. 31, 2021	$ 148	$ 339	$ 6,710,075	$ (1,710,553)	$ 5,000,009
Ending balance (in shares) at Mar. 31, 2021	1,477,297	3,392,500